Schedule II VALUATION AND QUALIFYING ACCOUNTS (Details) - Allowance for Doubtful Accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 111.4	$ 118.6	$ 118.0
Provisions Charged to Earnings	16.3	18.9	24.1
Write-Offs	(20.3)	(15.8)	(26.4)
Translation Adjustments	(10.1)	(11.5)	2.6
Reclassifications and Other	0.8	1.2	0.3
Balance at End of Year	$ 98.1	$ 111.4	$ 118.6